FEDERATED INDEX TRUST
Federated Max-Cap Index Fund
      Institutional Shares
      Institutional Service Shares
      Class C Shares
Federated Mini-Cap Index Fund
      Institutional Shares
      Class C Shares
Federated Mid-Cap Index Fund

Supplement to the Prospectuses dated December 31, 2002

     Effective March 27, 2003, the Sub-Manager of the Fund will change to Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Accordingly, the following items are being updated in your prospectus:

     Under the section entitled "Who Manages the Fund?" please delete the first three paragraphs and replace them with the following:

     The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

     The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.


Federated Max-Cap Index Fund only
      Institutional Shares
      Institutional Service Shares
      Class C Shares

     Under the section entitled "What are the Fund's Investment Strategies?" please delete the last sentence of the first paragraph in its entirety and replace it with the following:

     The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes;
     (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio and any cash expected to be received upon the closing of pending acquisitions; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

     Also  under  the  section   entitled   "What  are  the  Fund's   Investment
Strategies?" please delete the second paragraph in its entirety and replace with the following:

     With respect to approximately 20% of the Fund's portfolio, the Sub-Manager, under normal circumstances, will use enhanced management techniques. The Sub-Manager's principal enhanced technique will be to slightly over- or under weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises, and seasonal patterns. Additionally, the Sub-Manager may purchase substitutes for securities within the Index when the Sub-Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges or purchasing the securities of companies targeted for acquisition by a company within the Index. Finally, the Sub-Manager may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the Sub-Manager believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments. Through these strategies, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

     Under the section entitled "What are the Principal Securities in Which the Fund Invests?" please add the following under common stocks:

     Convertible Securities

     Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     Under the section entitled "What are the Specific Risks of Investing in the Fund?" please add the following disclosure at the end of the section:

     Interest Rate Risks

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


                                                      March 27, 2003

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E304
Cusip 31420E601
Cusip 31420E205
28311 (3/03)






FEDERATED INDEX TRUST

Federated Max-Cap Index Fund
      Institutional Shares
      Institutional Service Shares
      Class C Shares
Federated Mini-Cap Index Fund
      Institutional Shares
      Class C Shares
Federated Mid-Cap Index Fund

Supplement to the Statements of Additional Information dated December 31, 2002

     Effective March 27, 2003, the Sub-Manager of the Fund will change to Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc.

     Accordingly, the following information is being updated in the Statement of Additional Information:

     Under the section entitled "Investment Manager" please delete the second sentence and replace it with the following:

     The Manager oversees the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc., which conducts investment research and makes investment decisions for the Fund.

Also in the same section, please delete the last paragraph.

     Under the section entitled "Custodian" please delete the sentence and replace it with the following:

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

     On the last page, please delete the names and addresses of the Sub-Manager and Custodian and replace them with the following:

      Sub-Manager
      Fund Asset Management, L.P. doing business as
      Mercury Advisors
      800 Scudders Mill Road
      Plainsboro, NJ  08536

      Custodian
      State Street Bank and Trust Company
      P.O. Box 8600
      Boston, MA 02266-8600

Federated Max-Cap Index Fund only
      Institutional Shares
      Institutional Service Shares
      Class C Shares

     Under the section entitled "Investment Risks" please add the following to the end of the section:

     Risks Related to Company Size

     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

     Currency Risks

     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.




                                                      March 26, 2003

Cusip 31420E106         Cusip 31420E304
Cusip 31420E403         Cusip 31420E601
Cusip 31420E502         Cusip 31420E205
28312 (3/03)